Bank Indebtedness	12 Months Ended
Dec. 31, 2023
Debt instruments held [abstract]
Bank Indebtedness

NOTE 14. BANK INDEBTEDNESS

At December 31, 2023, Precision had available $40 million (2022 – $40 million) and US$15 million (2022 – US$15 million) under secured operating facilities, and a secured US$40 million (2022 – US$40 million) facility for the issuance of letters of credit and performance and bid bonds to support international operations. In 2022, Precision increased the capacity of our secured demand letter of credit facility from US$30 million to US$40 million to allow for the issuance of additional letters of credit after securing certain international drilling contracts. As at December 31, 2023 and 2022, no amounts had been drawn on any of the facilities. Availability of the $40 million and US$40 million facilities was reduced by outstanding letters of credit in the amount of $20 million (2022 – $28 million) and US$28 million (2022 – US$31 million), respectively. The facilities are primarily secured by charges on substantially all present and future property of Precision and its material subsidiaries. Advances under the $40 million facility are available at the bank’s prime lending rate, U.S. base rate, U.S. LIBOR rate plus applicable margin, or applicable margin for Banker’s Acceptances, or in combination, and under the US$15 million facility at the bank’s prime lending rate.